FAIR VALUE MEASUREMENTS (Changes in fair value of Foreign Exchange Option) (Details) - Foreign exchange option [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 846,718	¥ 0	¥ 0
Purchase of foreign exchange options		10,566,900	0
Cash Settlement	(516,012)		0
Change in fair value of foreign exchange options	¥ (330,706)	(9,720,182)	0
Balance at December 31,		¥ 846,718	¥ 0